Note 16 - Cash and Cash Equivalents - Adjustments for Non-cash Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Income taxes	$ (788)	$ (790)	$ (772)
Tax credit schemes accounted for as grants	(25)	(194)	(226)
Depreciation	607	615	571
Impairment	0	0	87
Interest income	(254)	(154)	(13)
Interest expense	962	897	798
Share-based compensation expenses	357	479	942
Acquisition of property, plant and equipment	0	0	0
Loss in change from fair value of derivative liability	(3,693)	110	0
Gain in change from fair value of warrant liability	(190)	(392)	(395)
Other adjustments: Other adjustments, primarily exchange rate adjustments	(67)	615	(1,315)
Total adjustments for non-cash items	$ (3,091)	$ 1,186	$ (323)